Concentration of major customers and suppliers - Accounts receivable (Details) - Accounts Receivable - Credit Concentration Risk - item	6 Months Ended	12 Months Ended
	Mar. 31, 2022	Sep. 30, 2021
Concentration Risk [Line Items]
Number of customers	2	3
Customer one
Concentration Risk [Line Items]
Concentration risk percentage	68.00%	46.00%
Customer two
Concentration Risk [Line Items]
Concentration risk percentage	31.00%	31.00%
Customer three
Concentration Risk [Line Items]
Concentration risk percentage		20.00%